GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.35%
33,046	Air Liquide SA	$ 5,292,634
13,294	Akzo Nobel NV	1,452,560
90,328	Anglo American PLC	3,165,272
26,043	Antofagasta PLC	473,100
50,000	ArcelorMittal SA(a)	1,530,626
4,469	Arkema SA	589,311
89,400	Asahi Kasei Corp	958,017
64,066	BASF SE	4,856,844
205,480	BHP Group Ltd	5,487,938
147,324	BHP Group PLC	3,711,338
35,258	BlueScope Steel Ltd	510,875
19,287	Boliden AB	617,578
10,904	Brenntag SE	1,012,920
7,402	Chr Hansen Holding A/S	604,612
14,614	Clariant AG(a)	274,309
13,672	Covestro AG(b)	931,754
9,732	Croda International PLC	1,114,804
483	EMS-Chemie Holding AG	456,349
120,020	Evolution Mining Ltd	303,473
15,121	Evonik Industries AG	474,151
38,836	Evraz PLC	308,021
118,121	Fortescue Metals Group Ltd	1,258,228
645	Givaudan SA	2,940,615
697,060	Glencore PLC	3,278,579
13,900	Hitachi Metals Ltd(c)	268,428
52,556	ICL Group Ltd	382,996
33,600	JFE Holdings Inc	503,875
13,272	Johnson Matthey PLC	475,982
13,500	Kansai Paint Co Ltd	334,890
12,192	Koninklijke DSM NV	2,438,100
6,214	Lanxess AG	419,968
91,500	Mitsubishi Chemical Holdings Corp(a)	832,992
11,600	Mitsubishi Gas Chemical Co Inc	228,748
13,300	Mitsui Chemicals Inc	444,340
33,869	Mondi PLC	829,767
57,299	Newcrest Mining Ltd	949,888
50,800	Nippon Paint Holdings Co Ltd	553,221
9,800	Nippon Sanso Holdings Corp	245,598
59,574	Nippon Steel Corp(a)	1,071,497
8,700	Nissan Chemical Corp	508,831
9,900	Nitto Denko Corp(a)	704,747
90,237	Norsk Hydro ASA	673,528
78,915	Northern Star Resources Ltd	483,327
14,329	Novozymes A/S Class B	982,272
56,800	Oji Holdings Corp	286,200
25,893	Rio Tinto Ltd	1,843,351
78,331	Rio Tinto PLC	5,134,242
24,700	Shin-Etsu Chemical Co Ltd	4,168,593
17,282	Smurfit Kappa Group PLC	909,867
5,214	Solvay SA	646,781
332,800	South32 Ltd	825,856
38,963	Stora Enso OYJ Class R	648,982
106,500	Sumitomo Chemical Co Ltd(a)	552,762
Shares		Fair Value
Basic Materials — (continued)
17,900	Sumitomo Metal Mining Co Ltd	$ 647,275
42,260	Svenska Cellulosa AB SCA Class B	654,948
8,973	Symrise AG	1,176,097
94,100	Toray Industries Inc	597,930
19,800	Tosoh Corp	358,810
13,304	Umicore SA	787,057
37,228	UPM-Kymmene OYJ	1,317,651
7,326	voestalpine AG	270,612
12,417	Yara International ASA	615,092
		76,379,009
Communications — 5.49%
19,809	Adevinta ASA(c)	339,455
65,256	Auto Trader Group PLC(b)	514,447
65,143	Bollore SA(c)	376,186
622,617	BT Group PLC(c)	1,334,356
29,400	CyberAgent Inc	567,199
11,300	Delivery Hero SE(b)(c)	1,441,369
14,800	Dentsu Group Inc	569,426
232,484	Deutsche Telekom AG	4,662,263
9,999	Elisa OYJ	621,275
15,400	Hakuhodo DY Holdings Inc(a)	265,018
1,400	Hikari Tsushin Inc(a)	236,627
264,900	HKT Trust & HKT Ltd	362,201
104,847	Informa PLC(c)	770,760
12,630	Just Eat Takeaway.com NV(b)(c)	922,795
8,700	Kakaku.com Inc	280,949
112,600	KDDI Corp	3,707,143
234,525	Koninklijke KPN NV	737,991
30,800	M3 Inc(c)	2,195,064
6,927	Mercari Inc(c)	382,772
16,800	MonotaRO Co Ltd	376,491
4,403	Nice Ltd(c)	1,246,763
89,700	Nippon Telegraph & Telephone Corp	2,485,512
376,079	Nokia OYJ(c)	2,074,183
139,157	Orange SA	1,504,959
54,553	Pearson PLC	523,028
65,088	Prosus NV	5,209,694
11,945	Proximus SADP(a)	237,042
15,811	Publicis Groupe SA(a)	1,062,145
60,400	Rakuten Group Inc	588,342
4,846	Schibsted ASA Class A	230,029
7,256	Schibsted ASA Class B	308,609
5,722	Scout24 AG(b)	397,418
4,800	Sea Ltd ADR(c)	1,529,904
24,126	SEEK Ltd	530,369
575,900	Singapore Telecommunications Ltd	1,036,774
200,300	SoftBank Corp	2,717,029
84,100	SoftBank Group Corp	4,859,743
128,117	Spark New Zealand Ltd	421,489
1,835	Swisscom AG	1,056,008
35,110	Tele2 AB Class B(a)	519,864
1,085,517	Telecom Italia SpA	429,427

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Communications — (continued)
203,590	Telefonaktiebolaget LM Ericsson Class B(a)	$ 2,297,906
65,599	Telefonica Deutschland Holding AG	186,774
358,812	Telefonica SA	1,683,748
49,965	Telenor ASA	841,011
191,426	Telia Co AB(a)	787,475
298,122	Telstra Corp Ltd	835,369
9,400	Trend Micro Inc	523,468
6,569	United Internet AG	254,111
51,169	Vivendi SE(a)	644,213
1,950,413	Vodafone Group PLC	2,967,405
4,040	Wix.com Ltd(c)	791,719
18,659	Wolters Kluwer NV(c)	1,977,782
83,996	WPP PLC	1,124,780
186,800	Z Holdings Corp	1,195,531
8,100	ZOZO Inc	303,467
		66,046,877
Consumer, Cyclical — 13.07%
2,100	ABC-Mart Inc(c)	117,963
12,378	Accor SA(c)	441,364
13,282	adidas AG	4,173,941
10,100	Aisin Corp(a)	365,992
11,500	ANA Holdings Inc(c)	298,971
40,086	Aristocrat Leisure Ltd	1,333,123
14,000	Bandai Namco Holdings Inc	1,052,488
72,256	Barratt Developments PLC	638,534
23,095	Bayerische Motoren Werke AG	2,193,533
8,319	Berkeley Group Holdings PLC	485,794
39,900	Bridgestone Corp	1,887,717
23,509	Bunzl PLC	775,352
28,241	Burberry Group PLC	687,102
142,200	Chow Tai Fook Jewellery Group Ltd	270,434
36,409	Cie Financiere Richemont SA	3,774,962
11,818	Cie Generale des Etablissements Michelin SCA	1,812,171
27,700	City Developments Ltd	140,192
124,439	Compass Group PLC(c)	2,544,089
7,827	Continental AG(c)	849,685
1,500	Cosmos Pharmaceutical Corp	254,749
23,402	Crown Resorts Ltd(c)	160,195
59,699	Daimler AG	5,267,325
39,600	Daiwa House Industry Co Ltd(a)	1,320,066
30,300	Denso Corp	1,978,510
41,694	Deutsche Lufthansa AG(a)(c)	284,468
3,993	Domino's Pizza Enterprises Ltd	456,713
14,782	Electrolux AB Class B(a)(c)	341,519
40,834	Entain PLC(c)	1,165,737
11,849	Evolution AB(b)	1,794,405
Shares		Fair Value
Consumer, Cyclical — (continued)
4,100	Fast Retailing Co Ltd	$ 3,023,815
7,908	Faurecia SE	372,051
15,577	Ferguson PLC	2,161,383
8,793	Ferrari NV	1,835,093
11,619	Flutter Entertainment PLC(c)	2,304,409
158,000	Galaxy Entertainment Group Ltd(c)	810,703
472,892	Genting Singapore Ltd	249,332
8,946	GN Store Nord AS	618,733
50,943	H & M Hennes & Mauritz AB Class B(a)(c)	1,031,169
2,210	Hermes International	3,049,202
23,200	Hino Motors Ltd(a)	215,432
113,800	Honda Motor Co Ltd	3,498,646
3,900	Hoshizaki Corp	354,721
9,756	Iida Group Holdings Co Ltd	250,941
76,088	Industria de Diseno Textil SA	2,799,705
12,780	InterContinental Hotels Group PLC(c)	815,851
40,100	Isuzu Motors Ltd(a)	521,710
83,000	ITOCHU Corp(a)	2,417,457
9,400	Japan Airlines Co Ltd(c)	223,783
34,359	JD Sports Fashion PLC	482,634
5,233	Kering SA	3,716,783
141,111	Kingfisher PLC	636,768
7,600	Koito Manufacturing Co Ltd	457,012
6,415	La Francaise des Jeux SAEM(b)	329,840
3,000	Lawson Inc	147,367
19,365	LVMH Moet Hennessy Louis Vuitton SE	13,870,408
111,900	Marubeni Corp(a)	925,774
37,100	Mazda Motor Corp(c)	321,061
5,700	McDonald's Holdings Co Japan Ltd	268,917
12,687	Melco Resorts & Entertainment Ltd ADR(c)	129,915
88,100	Mitsubishi Corp	2,766,555
106,000	Mitsui & Co Ltd(a)	2,317,901
14,500	Moncler SpA	884,361
9,274	Next PLC	1,019,900
17,200	NGK Insulators Ltd(a)	291,560
7,900	Nintendo Co Ltd	3,775,275
161,900	Nissan Motor Co Ltd(c)	809,090
5,500	Nitori Holdings Co Ltd	1,083,896
13,900	Oriental Land Co Ltd(a)	2,248,683
27,600	Pan Pacific International Holdings Corp	569,480
154,000	Panasonic Corp(a)	1,908,892
7,115	Pandora A/S	863,759
22,748	Persimmon PLC	813,276
7,506	Puma SE	834,403
65,286	Qantas Airways Ltd(c)	263,300
385	Rational AG	361,658
20,355	Reece Ltd	274,521
12,647	Renault SA(c)	448,675
18,800	Ryohin Keikaku Co Ltd	418,170
169,600	Sands China Ltd(c)	347,087
1,917	SEB SA	269,693

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
24,700	Sekisui Chemical Co Ltd	$ 424,400
43,400	Sekisui House Ltd	908,838
13,300	Sharp Corp	167,658
5,100	Shimano Inc	1,490,155
99,100	Singapore Airlines Ltd(c)	364,946
132,000	SJM Holdings Ltd(c)	89,717
6,322	Sodexo SA(c)	552,514
87,900	Sony Group Corp	9,758,549
8,200	Stanley Electric Co Ltd	207,117
141,648	Stellantis NV	2,757,095
44,100	Subaru Corp	814,956
78,500	Sumitomo Corp(a)	1,105,824
53,100	Sumitomo Electric Industries Ltd	706,107
25,600	Suzuki Motor Corp(a)	1,143,784
6,238	Swatch Group AG	765,167
150,221	Tabcorp Holdings Ltd	521,957
258,533	Taylor Wimpey PLC	539,050
8,300	Toho Co Ltd	391,024
10,200	Toyota Industries Corp	839,255
741,275	Toyota Motor Corp(a)	13,207,583
14,900	Toyota Tsusho Corp(a)	625,702
2,900	Tsuruha Holdings Inc	357,634
50,590	Universal Music Group NV(a)(c)	1,354,556
13,700	USS Co Ltd(a)	233,206
15,096	Valeo	421,295
1,368	Vitesco Technologies Group AG(c)	80,827
2,264	Volkswagen AG	698,223
13,961	Volvo AB Class A	315,446
99,718	Volvo AB Class B	2,226,353
6,200	Welcia Holdings Co Ltd	223,465
79,087	Wesfarmers Ltd	3,145,564
14,087	Whitbread PLC(c)	626,162
97,200	Wynn Macau Ltd(a)(c)	81,793
43,400	Yamada Holdings Co Ltd	182,262
9,400	Yamaha Corp	591,280
20,300	Yamaha Motor Co Ltd	565,149
15,470	Zalando SE(b)(c)	1,410,883
		157,173,340
Consumer, Non-Cyclical — 24.96%
52,985	a2 Milk Co Ltd(c)	234,615
11,085	Adecco Group AG	555,422
1,379	Adyen NV(b)(c)	3,854,793
45,700	Aeon Co Ltd	1,201,452
15,143	Afterpay Ltd(c)	1,315,551
32,700	Ajinomoto Co Inc	966,280
34,855	Alcon Inc	2,822,235
31,424	Amadeus IT Group SA(c)	2,066,807
11,412	Ambu A/S Class B(a)	337,472
9,075	Amplifon SpA	431,293
53,148	Anheuser-Busch InBev SA	3,014,406
3,221	Argenx SE(a)(c)	973,328
31,900	Asahi Group Holdings Ltd	1,539,347
13,800	Asahi Intecc Co Ltd	377,963
31,307	Ashtead Group PLC	2,365,765
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
25,018	Associated British Foods PLC	$ 622,599
129,900	Astellas Pharma Inc	2,138,032
108,054	AstraZeneca PLC	13,020,972
34,900	Atlantia SpA(c)	658,620
252	Barry Callebaut AG	571,552
68,526	Bayer AG	3,719,270
7,031	Beiersdorf AG	758,643
2,708	BioMerieux	308,134
102,018	Brambles Ltd	784,464
152,054	British American Tobacco PLC	5,313,957
127,200	Budweiser Brewing Co APAC Ltd(b)	323,093
19,782	Bureau Veritas SA	610,495
2,928	Carl Zeiss Meditec AG	560,863
7,004	Carlsberg AS Class B	1,142,655
45,578	Carrefour SA	816,821
83	Chocoladefabriken Lindt & Spruengli AG	1,781,962
46,900	Chugai Pharmaceutical Co Ltd	1,716,254
13,805	Coca-Cola Europacific Partners PLC	758,820
14,517	Coca-Cola HBC AG	467,604
4,586	Cochlear Ltd	717,538
93,045	Coles Group Ltd	1,130,218
8,287	Coloplast A/S Class B	1,295,777
31,746	CSL Ltd	6,632,740
14,900	Dai Nippon Printing Co Ltd	358,981
122,300	Daiichi Sankyo Co Ltd	3,250,877
45,566	Danone SA	3,106,585
35,551	Davide Campari-Milano NV	499,391
7,862	Demant A/S(c)	396,176
163,127	Diageo PLC	7,896,701
1,823	DiaSorin SpA	381,756
17,320	Edenred	932,375
16,600	Eisai Co Ltd	1,243,464
95,458	Endeavour Group Ltd	477,682
19,906	EssilorLuxottica SA	3,803,887
42,450	Essity AB Class B	1,316,544
3,707	Etablissements Franz Colruyt NV	189,101
9,314	Eurofins Scientific SE	1,195,834
64,400	Experian PLC	2,696,858
40,698	Fisher & Paykel Healthcare Corp Ltd	895,181
14,301	Fresenius Medical Care AG & Co KGaA	1,003,130
29,168	Fresenius SE & Co KGaA	1,396,127
4,578	Genmab A/S(c)	2,000,229
350,959	GlaxoSmithKline PLC	6,622,766
2,700	GMO Payment Gateway Inc	340,906
21,537	Grifols SA	525,889
7,771	Heineken Holding NV	676,664
18,080	Heineken NV	1,887,091
11,521	HelloFresh SE(c)	1,061,853
7,595	Henkel AG & Co KGaA	653,359
12,673	Hikma Pharmaceuticals PLC	416,722

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
2,900	Hisamitsu Pharmaceutical Co Inc	$ 109,684
6,511	ICA Gruppen AB	298,722
66,015	Imperial Brands PLC	1,380,370
11,406	Intertek Group PLC	762,535
2,358	Ipsen SA	224,693
4,100	Ito En Ltd	271,973
122,962	J Sainsbury PLC	471,122
83,800	Japan Tobacco Inc	1,641,999
5,040	JDE Peet's NV	150,622
18,502	Jeronimo Martins SGPS SA	368,840
33,700	Kao Corp	2,005,609
11,099	Kerry Group PLC Class A	1,491,352
19,052	Kesko OYJ Class B	657,166
10,500	Kikkoman Corp	854,413
57,400	Kirin Holdings Co Ltd	1,065,338
3,600	Kobayashi Pharmaceutical Co Ltd	285,418
9,000	Kobe Bussan Co Ltd(c)	294,065
72,942	Koninklijke Ahold Delhaize NV	2,428,824
63,547	Koninklijke Philips NV	2,823,187
2,600	Kose Corp	310,948
18,200	Kyowa Kirin Co Ltd	656,115
14,100	Lion Corp	228,057
5,195	Lonza Group AG	3,896,820
17,599	L'Oreal SA	7,282,511
197,204	Medibank Pvt Ltd	503,505
13,900	Medipal Holdings Corp	261,600
8,900	MEIJI Holdings Co Ltd(a)	575,407
9,015	Merck KGaA	1,951,198
30,659	Mowi ASA	778,947
201,274	Nestle SA	24,267,363
30,652	Nexi SpA(b)(c)	571,586
6,400	NH Foods Ltd(c)	241,692
21,700	Nihon M&A Center Holdings Inc	637,207
3,300	Nippon Shinyaku Co Ltd	274,306
13,225	Nisshin Seifun Group Inc(a)	219,148
4,700	Nissin Foods Holdings Co Ltd	377,150
7,190	NMC Health PLC(c)	484
154,870	Novartis AG	12,699,218
117,458	Novo Nordisk A/S Class B	11,321,727
34,933	Ocado Group PLC(c)	780,442
81,200	Olympus Corp	1,777,305
26,600	Ono Pharmaceutical Co Ltd	606,579
6,998	Orion OYJ Class B	277,055
54,965	Orkla ASA	504,479
3,727	Orpea SA	433,341
27,200	Otsuka Holdings Co Ltd	1,163,145
5,900	PeptiDream Inc(c)	192,601
14,613	Pernod Ricard SA	3,221,617
11,400	Persol Holdings Co Ltd	284,192
7,800	Pigeon Corp	181,333
6,000	Pola Orbis Holdings Inc	138,107
15,931	QIAGEN NV(c)	826,537
12,829	Ramsay Health Care Ltd	635,763
8,482	Randstad NV(a)	571,066
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
49,758	Reckitt Benckiser Group PLC	$ 3,908,329
7,657	Recordati Industria Chimica e Farmaceutica SpA	443,795
94,600	Recruit Holdings Co Ltd	5,782,506
134,844	RELX PLC	3,879,846
1,503	Remy Cointreau SA(a)	291,616
131,314	Rentokil Initial PLC	1,030,829
51,343	Roche Holding AG	18,840,106
29,372	Ryman Healthcare Ltd(c)	305,634
79,146	Sanofi	7,618,887
27,000	Santen Pharmaceutical Co Ltd	379,731
1,928	Sartorius Stedim Biotech	1,077,372
14,600	Secom Co Ltd	1,055,989
20,458	Securitas AB Class B	323,801
52,500	Seven & i Holdings Co Ltd	2,390,033
422	SGS SA	1,228,374
18,400	Shionogi & Co Ltd(a)	1,259,101
27,900	Shiseido Co Ltd	1,875,144
19,669	Siemens Healthineers AG(b)	1,275,638
61,315	Smith & Nephew PLC	1,055,915
4,500	Sohgo Security Services Co Ltd	202,306
32,432	Sonic Healthcare Ltd	937,260
3,818	Sonova Holding AG	1,442,854
721	Straumann Holding AG	1,293,086
14,000	Sumitomo Dainippon Pharma Co Ltd(a)	250,237
10,100	Suntory Beverage & Food Ltd	418,699
112,353	Swedish Match AB	983,846
11,600	Sysmex Corp	1,440,819
2,400	Taisho Pharmaceutical Holdings Co Ltd(a)	139,893
110,052	Takeda Pharmaceutical Co Ltd(a)	3,629,821
45,000	Terumo Corp	2,124,827
539,310	Tesco PLC	1,836,330
74,109	Teva Pharmaceutical Industries Ltd Sponsored ADR(c)	721,822
19,700	Toppan Inc	334,020
6,700	Toyo Suisan Kaisha Ltd	296,674
190,989	Transurban Group	1,924,881
51,414	Treasury Wine Estates Ltd	453,368
9,031	UCB SA	1,011,263
28,100	Unicharm Corp	1,245,167
182,749	Unilever PLC	9,892,499
3,608	Vifor Pharma AG(a)	467,658
544,645	WH Group Ltd(b)	387,814
126,500	Wilmar International Ltd	390,809
173,467	Wm Morrison Supermarkets PLC	688,100
88,421	Woolworths Group Ltd	2,483,596
16,572	Worldline SA(b)(c)	1,263,214
8,800	Yakult Honsha Co Ltd	445,465
		300,097,398

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Diversified — 0.19%
188,424	CK Hutchison Holdings Ltd	$ 1,257,001
14,679	Jardine Matheson Holdings Ltd	777,987
40,000	Swire Pacific Ltd Class A	236,682
		2,271,670
Energy — 3.68%
15,818	Ampol Ltd	315,688
84,744	APA Group	527,854
1,412,000	BP PLC	6,430,510
6,876	DCC PLC	573,039
214,150	ENEOS Holdings Inc	869,953
176,048	Eni SpA	2,347,628
68,169	Equinor ASA	1,733,593
33,862	Galp Energia SGPS SA	384,603
13,956	Idemitsu Kosan Co Ltd(a)	367,136
68,200	Inpex Corp	531,028
4,344	Koninklijke Vopak NV	171,164
13,266	Lundin Energy AB(a)	492,450
29,510	Neste OYJ	1,664,722
133,670	Oil Search Ltd	415,978
10,272	OMV AG	618,533
101,211	Repsol SA	1,321,162
285,639	Royal Dutch Shell PLC Class A	6,351,609
258,517	Royal Dutch Shell PLC Class B	5,727,169
134,215	Santos Ltd	687,454
15,534	Siemens Gamesa Renewable Energy SA(c)	394,827
174,263	TotalEnergies SE(a)	8,329,386
70,440	Vestas Wind Systems A/S	2,825,280
67,211	Woodside Petroleum Ltd	1,149,263
		44,230,029
Financial — 19.45%
67,884	3i Group PLC	1,165,571
30,764	ABN AMRO Bank NV(a)(b)	443,842
144,066	Abrdn PLC	492,507
25,100	Acom Co Ltd	91,719
13,041	Admiral Group PLC	544,723
128,733	Aegon NV	664,497
12,560	Ageas SA	621,975
843,800	AIA Group Ltd	9,707,419
28,759	Allianz SE	6,443,308
4,554	Amundi SA(b)	383,022
72,592	Aroundtown SA	500,078
233,440	Ascendas REIT	514,542
77,198	Assicurazioni Generali SpA	1,634,986
13,849	ASX Ltd	799,583
198,483	Australia & New Zealand Banking Group Ltd	3,986,050
274,083	Aviva PLC	1,452,239
134,987	AXA SA	3,740,915
3,263	Azrieli Group Ltd	293,732
3,401	Baloise Holding AG	515,897
Shares		Fair Value
Financial — (continued)
465,096	Banco Bilbao Vizcaya Argentaria SA	$ 3,069,909
106,001	Banco Espirito Santo SA(c)	37
1,209,538	Banco Santander SA(c)	4,381,347
76,205	Bank Hapoalim BM	669,356
101,342	Bank Leumi Le-Israel BM	858,675
1,878	Banque Cantonale Vaudoise	142,790
1,185,345	Barclays PLC	3,011,620
78,458	BNP Paribas SA(a)	5,019,780
259,500	BOC Hong Kong Holdings Ltd	781,982
64,472	British Land Co PLC REIT	427,726
312,070	CaixaBank SA	967,733
355,004	CapitaLand Integrated Commercial Trust REIT(c)	528,622
187,857	Capitaland Investment Ltd/Singapore(c)	470,403
33,500	Chiba Bank Ltd(c)	217,087
144,424	CK Asset Holdings Ltd	833,294
12,022	CNP Assurances	189,744
71,074	Commerzbank AG(c)	470,773
123,748	Commonwealth Bank of Australia	9,183,393
77,200	Concordia Financial Group Ltd(a)	303,900
3,804	Covivio REIT	319,676
81,378	Credit Agricole SA	1,118,573
177,916	Credit Suisse Group AG	1,757,145
71,100	Dai-ichi Life Holdings Inc	1,555,033
4,800	Daito Trust Construction Co Ltd(a)	563,077
160	Daiwa House REIT Investment Corp	469,866
98,000	Daiwa Securities Group Inc(a)	571,217
48,648	Danske Bank A/S	819,530
126,076	DBS Group Holdings Ltd	2,793,670
144,161	Deutsche Bank AG(c)	1,831,955
13,253	Deutsche Boerse AG	2,150,512
23,846	Deutsche Wohnen SE	1,458,049
76,821	Dexus REIT(c)	591,261
86,914	Direct Line Insurance Group PLC	339,028
64,885	DNB Bank ASA(c)	1,475,140
20,738	EQT AB	861,118
19,963	Erste Group Bank AG	876,556
130,200	ESR Cayman Ltd(b)(c)	392,957
2,790	Eurazeo SE	261,429
7,570	Exor NV	635,251
7,067	Fastighets AB Balder Class B(c)	424,703
43,891	FinecoBank Banca Fineco SpA(c)	792,751
3,400	Futu Holdings Ltd ADR(a)(c)	309,468
3,338	Gecina SA REIT	449,081
13,134	Gjensidige Forsikring ASA	290,894
278	GLP J-REIT	457,609
115,977	Goodman Group REIT	1,784,550
136,769	GPT Group REIT	492,629

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
7,879	Groupe Bruxelles Lambert SA	$ 866,653
129,000	Hang Lung Properties Ltd	293,998
53,400	Hang Seng Bank Ltd	914,679
4,048	Hannover Rueck SE	704,921
23,321	Hargreaves Lansdown PLC	447,621
94,830	Henderson Land Development Co Ltd	362,101
84,112	Hong Kong Exchanges & Clearing Ltd	5,168,725
87,800	Hongkong Land Holdings Ltd	418,145
1,424,780	HSBC Holdings PLC	7,448,762
18,300	Hulic Co Ltd(c)	203,798
7,097	Industrivarden AB Class A	226,726
11,871	Industrivarden AB Class C(c)	366,763
272,313	ING Groep NV	3,959,012
179,780	Insurance Australia Group Ltd(c)	627,841
1,152,011	Intesa Sanpaolo SpA	3,261,316
127,084	Investor AB Class B	2,732,862
78,691	Israel Discount Bank Ltd Class A(c)	415,396
0	Jackson Financial Inc Class A(c)	1
35,600	Japan Exchange Group Inc(a)	882,880
476	Japan Metropolitan Fund Invest REIT	457,058
31,300	Japan Post Bank Co Ltd	268,475
110,500	Japan Post Holdings Co Ltd	928,827
17,200	Japan Post Insurance Co Ltd(a)	311,976
86	Japan Real Estate Investment Corp REIT	515,849
15,747	Julius Baer Group Ltd	1,046,226
17,440	KBC Group NV	1,573,161
17,436	Kinnevik AB Class B(c)	612,950
14,094	Klepierre SA REIT	315,190
4,831	L E Lundbergforetagen AB Class B	265,116
51,102	Land Securities Group PLC REIT	476,151
5,228	LEG Immobilien SE	738,472
416,261	Legal & General Group PLC	1,563,373
145,295	Link REIT	1,244,212
4,949,846	Lloyds Banking Group PLC	3,080,560
22,945	London Stock Exchange Group PLC	2,298,661
185,295	M&G PLC	506,016
23,976	Macquarie Group Ltd	3,097,614
9,738	Magellan Financial Group Ltd(c)	244,431
166,800	Mapletree Commercial Trust REIT	252,781
211,127	Mapletree Logistics Trust REIT	315,621
44,982	Mediobanca Banca di Credito Finanziario SpA(a)(c)	541,177
304,991	Melrose Industries PLC	707,896
284,029	Mirvac Group REIT	602,501
Shares		Fair Value
Financial — (continued)
82,500	Mitsubishi Estate Co Ltd	$ 1,313,632
50,300	Mitsubishi HC Capital Inc(a)	263,013
852,700	Mitsubishi UFJ Financial Group Inc(a)	5,040,595
64,000	Mitsui Fudosan Co Ltd	1,520,313
9,652	Mizrahi Tefahot Bank Ltd(c)	325,079
168,310	Mizuho Financial Group Inc(a)	2,381,109
31,600	MS&AD Insurance Group Holdings Inc(a)	1,056,917
9,773	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,666,742
230,091	National Australia Bank Ltd	4,537,637
403,757	Natwest Group PLC	1,216,729
113,108	New World Development Co Ltd	460,039
109	Nippon Building Fund Inc REIT	708,149
149	Nippon Prologis REIT Inc	497,966
19,342	NN Group NV	1,013,174
214,200	Nomura Holdings Inc	1,055,986
9,300	Nomura Real Estate Holdings Inc	241,786
313	Nomura Real Estate Master Fund Inc REIT	450,493
225,992	Nordea Bank Abp(a)	2,912,197
85,100	ORIX Corp	1,592,351
182	Orix J-REIT Inc	316,747
234,485	Oversea-Chinese Banking Corp Ltd	1,974,536
1,582	Partners Group Holding AG	2,468,932
48,658	Phoenix Group Holdings PLC	420,529
182,446	Prudential PLC	3,539,226
104,728	QBE Insurance Group Ltd	862,771
9,351	Raiffeisen Bank International AG	244,570
3,491	REA Group Ltd	393,195
145,000	Resona Holdings Inc(a)	580,002
34,787	Sampo OYJ Class A	1,719,892
16,740	SBI Holdings Inc	410,003
362,040	Scentre Group REIT	770,554
8,092	Schroders PLC	389,601
10,301	SCOR SE	296,625
83,715	Segro PLC REIT	1,344,222
30,900	Shizuoka Bank Ltd(a)(c)	253,880
59,500	Singapore Exchange Ltd	435,592
234,812	Sino Land Co Ltd	315,893
113,521	Skandinaviska Enskilda Banken AB	1,599,889
56,547	Societe Generale SA	1,770,756
1,067	Sofina SA	423,962
22,050	Sompo Holdings Inc	956,640
38,658	St James's Place PLC	779,562
184,927	Standard Chartered PLC	1,080,795
169,499	Stockland REIT(c)	537,511
91,000	Sumitomo Mitsui Financial Group Inc(a)	3,201,323
24,286	Sumitomo Mitsui Trust Holdings Inc(a)	836,411

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
22,400	Sumitomo Realty & Development Co Ltd	$ 818,746
90,500	Sun Hung Kai Properties Ltd	1,130,014
92,269	Suncorp Group Ltd	820,456
101,738	Svenska Handelsbanken AB Class A	1,139,405
63,168	Swedbank AB Class A	1,273,763
72,800	Swire Properties Ltd	182,546
2,233	Swiss Life Holding AG	1,125,136
5,322	Swiss Prime Site AG	519,858
21,038	Swiss Re AG	1,795,597
38,200	T&D Holdings Inc	524,024
43,700	Tokio Marine Holdings Inc	2,342,539
2,700	Tokyo Century Corp(a)	152,009
25,162	Tryg A/S	570,393
255,711	UBS Group AG	4,081,561
8,995	Unibail-Rodamco-Westfield REIT(a)(c)	662,036
148,666	UniCredit SpA	1,967,392
82,206	United Overseas Bank Ltd	1,555,139
193	United Urban Investment Corp REIT	260,853
30,406	UOL Group Ltd(c)	152,899
287,242	Vicinity Centres REIT	339,588
38,118	Vonovia SE	2,291,584
15,102	Washington H Soul Pattinson & Co Ltd(a)(c)	419,701
1,770	Wendel SE	244,568
255,892	Westpac Banking Corp	4,732,342
119,300	Wharf Real Estate Investment Co Ltd	612,950
10,494	Zurich Insurance Group AG	4,291,210
		233,817,833
Industrial — 14.10%
120,985	ABB Ltd	4,047,169
15,850	ACS Actividades de Construccion y Servicios SA	429,352
5,346	Aena SME SA(b)(c)	924,543
2,284	Aeroports de Paris(a)(c)	290,891
13,100	AGC Inc	675,072
41,120	Airbus SE(c)	5,451,503
22,374	Alfa Laval AB	834,517
22,577	Alstom SA(a)	856,404
211	AP Moller - Maersk A/S Class A	543,755
404	AP Moller - Maersk A/S Class B	1,093,664
69,912	Assa Abloy AB Class B	2,027,910
46,840	Atlas Copco AB Class A	2,828,464
27,219	Atlas Copco AB Class B	1,383,449
92,545	Auckland International Airport Ltd(a)(c)	497,463
123,895	Aurizon Holdings Ltd	335,439
8,200	Azbil Corp	353,056
225,146	BAE Systems PLC	1,704,665
15,962	Bouygues SA	660,304
Shares		Fair Value
Industrial — (continued)
16,600	Brother Industries Ltd(a)	$ 365,287
12,100	Casio Computer Co Ltd(a)	200,329
35,539	Cellnex Telecom SA(b)	2,194,172
10,100	Central Japan Railway Co	1,612,202
35,299	Cie de Saint-Gobain	2,375,510
51,500	CK Infrastructure Holdings Ltd	287,248
71,377	CNH Industrial NV	1,199,776
54,670	CRH PLC	2,580,135
7,100	Daifuku Co Ltd	665,879
17,400	Daikin Industries Ltd	3,793,869
2,010	Dassault Aviation SA	225,942
69,142	Deutsche Post AG	4,335,867
2,100	Disco Corp	588,184
14,063	DSV A/S	3,366,175
21,100	East Japan Railway Co	1,491,204
5,806	Eiffage SA	586,793
2,039	Elbit Systems Ltd	295,244
46,135	Epiroc AB Class A	959,126
27,712	Epiroc AB Class B	490,829
13,400	FANUC Corp	2,938,110
33,506	Ferrovial SA(c)	977,990
9,100	Fuji Electric Co Ltd	414,103
10,898	GEA Group AG(c)	497,703
2,584	Geberit AG	1,897,179
29,097	Getlink SE	454,541
26,482	Halma PLC	1,009,762
16,500	Hankyu Hanshin Holdings Inc(c)	519,313
3,600	Harmonic Drive Systems Inc	172,647
10,492	HeidelbergCement AG	782,736
137,417	Hexagon AB Class B	2,125,565
2,479	Hirose Electric Co Ltd	411,976
6,700	Hitachi Construction Machinery Co Ltd	188,234
67,600	Hitachi Ltd	3,999,264
36,517	Holcim Ltd	1,759,572
25,800	Hoya Corp	4,025,286
29,007	Husqvarna AB Class B	346,519
7,700	Ibiden Co Ltd	423,541
23,556	Infrastrutture Wireless Italiane SpA(b)	262,367
15,157	InPost SA(c)	251,506
10,300	Investment AB Latour Class B	318,730
30,991	James Hardie Industries PLC	1,099,290
14,500	JSR Corp	521,217
33,100	Kajima Corp(a)	424,163
6,800	Keio Corp(a)	363,710
8,800	Keisei Electric Railway Co Ltd	291,502
108,200	Keppel Corp Ltd	413,187
13,660	Keyence Corp	8,153,260
10,763	Kingspan Group PLC	1,073,598
11,200	Kintetsu Group Holdings Co Ltd(c)	376,648
5,109	KION Group AG	475,021
5,278	Knorr-Bremse AG	564,700
61,100	Komatsu Ltd	1,463,249

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Industrial — (continued)
23,708	Kone OYJ Class B	$ 1,665,443
71,700	Kubota Corp	1,525,965
3,791	Kuehne + Nagel International AG	1,294,252
6,900	Kurita Water Industries Ltd	332,016
22,400	Kyocera Corp	1,400,253
18,655	Legrand SA	1,998,870
46,208	Lendlease Corp Ltd	355,270
18,400	Lixil Corp	533,294
16,000	Makita Corp	879,722
24,600	MINEBEA MITSUMI Inc	626,508
20,500	MISUMI Group Inc	872,256
127,400	Mitsubishi Electric Corp	1,770,554
22,600	Mitsubishi Heavy Industries Ltd	605,545
6,300	Miura Co Ltd	251,840
109,202	MTR Corp Ltd	587,716
3,842	MTU Aero Engines AG	863,763
40,100	Murata Manufacturing Co Ltd	3,546,945
7,700	Nabtesco Corp	291,136
99,491	Nibe Industrier AB Class B	1,250,280
31,200	Nidec Corp	3,439,488
5,100	Nippon Express Co Ltd	351,238
11,300	Nippon Yusen KK	846,691
24,000	NSK Ltd(a)	162,631
48,000	Obayashi Corp	395,653
21,800	Odakyu Electric Railway Co Ltd	504,562
12,900	Omron Corp	1,276,489
25,181	Orica Ltd	245,953
37,412	Poste Italiane SpA(b)	513,736
18,246	Prysmian SpA	637,303
2,300	Rinnai Corp	252,520
521	ROCKWOOL International A/S Class B	222,513
583,665	Rolls-Royce Holdings PLC(c)	1,089,966
23,840	Safran SA	3,015,288
78,746	Sandvik AB	1,799,055
4,297	Schindler Holding AG	1,138,823
37,576	Schneider Electric SE	6,258,412
21,600	SG Holdings Co Ltd	611,086
17,100	Shimadzu Corp	750,966
36,300	Shimizu Corp	271,718
53,359	Siemens AG	8,726,889
28,911	Siemens Energy AG(c)	773,352
9,889	Sika AG	3,126,637
117,600	Singapore Technologies Engineering Ltd	328,274
90,000	SITC International Holdings Co Ltd(c)	320,255
24,334	Skanska AB Class B	610,482
26,791	SKF AB Class B	631,764
4,000	SMC Corp	2,495,642
29,253	Smiths Group PLC	563,884
5,145	Spirax-Sarco Engineering PLC	1,034,858
97,285	Sydney Airport(c)	571,339
14,100	Taisei Corp	451,789
27,300	TDK Corp	984,513
Shares		Fair Value
Industrial — (continued)
95,500	Techtronic Industries Co Ltd	$ 1,887,229
33,368	Tenaris SA	350,999
7,441	Thales SA	721,444
7,800	THK Co Ltd	171,162
13,900	Tobu Railway Co Ltd	374,269
34,100	Tokyu Corp	506,162
28,500	Toshiba Corp(a)	1,199,595
10,200	TOTO Ltd	485,690
18,300	Venture Corp Ltd	240,529
37,133	Vinci SA	3,862,148
35,336	Wartsila OYJ Abp	420,826
15,000	West Japan Railway Co	754,006
136,000	Xinyi Glass Holdings Ltd	405,695
21,500	Yamato Holdings Co Ltd	544,173
16,700	Yaskawa Electric Corp	801,910
15,100	Yokogawa Electric Corp	263,368
		169,592,182
Technology — 6.48%
14,000	Advantest Corp	1,247,533
3,300	ASM International NV	1,292,336
29,315	ASML Holding NV	21,899,941
6,521	Atos SE	346,406
8,609	AVEVA Group PLC	415,967
5,369	Bechtle AG(c)	367,211
69,800	Canon Inc	1,707,871
13,200	Capcom Co Ltd	366,777
11,185	Capgemini SE	2,319,501
7,761	Check Point Software Technologies Ltd(c)	877,303
39,048	Computershare Ltd	504,932
2,829	CyberArk Software Ltd(c)	446,473
46,285	Dassault Systemes SE	2,435,764
30,004	Embracer Group AB(c)	288,922
25,200	FUJIFILM Holdings Corp	2,176,014
13,800	Fujitsu Ltd	2,493,807
9,600	Hamamatsu Photonics KK	593,844
91,091	Infineon Technologies AG	3,725,446
7,600	Itochu Techno-Solutions Corp	246,807
3,770	Koei Tecmo Holdings Co Ltd(c)	178,952
7,000	Konami Holdings Corp(a)	438,755
5,300	Lasertec Corp(c)	1,206,585
12,075	Logitech International SA	1,074,278
17,300	NEC Corp	937,505
4,163	Nemetschek SE	434,823
34,300	Nexon Co Ltd	550,534
23,369	Nomura Research Institute Ltd	858,968
44,800	NTT Data Corp(a)	866,174
4,800	Obic Co Ltd	912,758
2,800	Oracle Corp Japan	245,969
8,500	Otsuka Corp	437,094
87,400	Renesas Electronics Corp(c)	1,075,663
45,600	Ricoh Co Ltd(a)	466,591
6,100	Rohm Co Ltd	575,246
72,222	Sage Group PLC	687,480

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Technology — (continued)
72,836	SAP SE	$ 9,849,520
9,900	SCSK Corp	209,393
20,700	Seiko Epson Corp(a)	417,933
34,017	Sinch AB(b)(c)	659,657
5,700	Square Enix Holdings Co Ltd	304,641
47,634	STMicroelectronics NV	2,079,776
18,600	SUMCO Corp	371,081
12,104	TeamViewer AG(c)	354,109
4,097	Teleperformance	1,611,487
4,662	Temenos AG	632,571
16,200	TIS Inc(c)	442,164
10,400	Tokyo Electron Ltd	4,594,499
6,886	Ubisoft Entertainment SA(c)	412,348
10,065	WiseTech Global Ltd	381,698
9,286	Xero Ltd(c)	911,223
		77,932,330
Utilities — 3.12%
38,422	AGL Energy Ltd	158,671
147,042	AusNet Services Ltd	266,155
46,000	Chubu Electric Power Co Inc(a)	543,662
115,000	CLP Holdings Ltd	1,107,269
156,601	E.On SE	1,911,419
193,629	EDP - Energias de Portugal SA	1,017,152
21,098	EDP Renovaveis SA	523,479
36,136	Electricite de France SA	454,089
2,306	Elia Group SA(a)	275,567
17,819	Enagas SA	396,011
22,950	Endesa SA	462,843
567,314	Enel SpA(c)	4,354,243
127,399	Engie SA	1,666,781
31,232	Fortum OYJ(c)	948,391
174,000	HK Electric Investments & HK Electric Investments Ltd(b)	172,778
781,229	Hong Kong & China Gas Co Ltd	1,180,355
399,196	Iberdrola SA(c)	4,016,066
50,600	Kansai Electric Power Co Inc(a)	490,323
42,044	Mercury NZ Ltd	188,038
83,328	Meridian Energy Ltd	281,797
247,987	National Grid PLC	2,954,610
20,863	Naturgy Energy Group SA	525,140
131,775	Origin Energy Ltd	442,106
13,195	Orsted AS(b)	1,739,294
26,700	Osaka Gas Co Ltd	487,891
101,000	Power Assets Holdings Ltd	592,072
30,192	Red Electrica Corp SA	605,718
44,809	RWE AG	1,580,335
16,840	Severn Trent PLC	589,327
140,655	Snam SpA	778,085
73,241	SSE PLC	1,541,595
24,527	Suez SA	559,266
99,936	Terna - Rete Elettrica Nazionale	709,224
Shares		Fair Value
Utilities — (continued)
4,800	Toho Gas Co Ltd(a)	$ 208,771
30,000	Tohoku Electric Power Co Inc(a)	220,535
105,500	Tokyo Electric Power Co Holdings Inc(c)	300,389
27,300	Tokyo Gas Co Ltd	507,979
6,375	Uniper SE	265,388
47,563	United Utilities Group PLC	618,921
45,720	Veolia Environnement SA	1,397,005
4,817	Verbund AG	487,165
		37,525,905
TOTAL COMMON STOCK — 96.89% (Cost $945,893,640)		$1,165,066,573
PREFERRED STOCK
Basic Materials — 0.02%
4,398	Fuchs Petrolub SE	205,916
Consumer, Cyclical — 0.35%
4,077	Bayerische Motoren Werke AG	309,265
10,772	Porsche Automobil Holding SE	1,065,243
12,944	Volkswagen AG	2,885,241
		4,259,749
Consumer, Non-Cyclical — 0.09%
12,428	Henkel AG & Co KGaA	1,149,692
Industrial — 0.10%
1,828	Sartorius AG	1,163,717
TOTAL PREFERRED STOCK — 0.56% (Cost $5,543,467)		$6,779,074
RIGHTS
Consumer, Cyclical — 0.01%
18,499	Deutsche Lufthansa AG(c)	43,928
Consumer, Non-Cyclical — 0.00%(d)
18,918	Transurban Group(c)	14,361
Industrial — 0.00%(d)
13,981	ACS Actividades de Construccion y Servicios SA(c)	20,240
Utilities — 0.01%
332,295	Iberdrola SA(c)	97,828

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Utilities — (continued)
34,238	Veolia Environnement SA(c)	$ 28,475
		126,303
TOTAL RIGHTS — 0.02% (Cost $229,542)		$204,832
GOVERNMENT MONEY MARKET MUTUAL FUNDS
6,146,000	BlackRock FedFund Institutional Class(e), 0.03%(f)	6,146,000
6,827,000	Federated Hermes Government Obligations Fund Premier Shares(e), 0.03%(f)	6,827,000
2,600,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(e), 0.01%(f)	2,600,000
6,706,000	Goldman Sachs Financial Square Government Fund Institutional Class(e), 0.03%(f)	6,706,000
6,520,000	Invesco Government & Agency Portfolio Institutional Class(e), 0.03%(f)	6,520,000
6,436,000	JPMorgan U.S. Government Money Market Fund Capital Shares(e), 0.03%(f)	6,436,000
6,474,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(e), 0.03%(f)	6,474,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 3.47% (Cost $41,709,000)		$41,709,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.80%
$17,877,425	Undivided interest of 19.38% in a repurchase agreement (principal amount/value $92,234,491 with a maturity value of $92,234,619) with RBC Capital Markets Corp, 0.05%, dated 9/30/21 to be repurchased at $17,877,425 on 10/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/21 - 5/1/58, with a value of $94,079,185.(e)	17,877,425
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$15,719,380	Undivided interest of 20.73% in a repurchase agreement (principal amount/value $75,803,310 with a maturity value of $75,803,415) with Bank of America Securities Inc, 0.05%, dated 9/30/21 to be repurchased at $15,719,380 on 10/1/21 collateralized by Federal National Mortgage Association securities, 1.50% - 5.00%, 9/1/31 - 7/1/60, with a value of $77,319,376.(e)	$ 15,719,380
TOTAL SHORT TERM INVESTMENTS — 2.80% (Cost $33,596,805)		$33,596,805
TOTAL INVESTMENTS — 103.74% (Cost $1,026,972,454)		$1,247,356,284
OTHER ASSETS & LIABILITIES, NET — (3.74)%		$(44,946,647)
TOTAL NET ASSETS — 100.00%		$1,202,409,637

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
(a)	All or a portion of the security is on loan at September 30, 2021.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Non-income producing security.
(d)	Represents less than 0.005% of net assets.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of September 30, 2021.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At September 30, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Long
MSCI EMINI Index	248	USD	28,110,800	December 2021	$(696,824)
				Net Depreciation	$(696,824)
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
At September 30, 2021, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CIT	USD	8,261	AUD	11,178	October 01, 2021	$180
CIT	USD	2,425	AUD	3,280	October 05, 2021	54
CIT	USD	37,258	AUD	50,828	October 07, 2021	511
CIT	USD	25,613	AUD	34,809	October 08, 2021	448
CIT	USD	7,936	AUD	10,669	October 13, 2021	223
CIT	USD	7,833	AUD	10,593	October 14, 2021	175
CIT	USD	3,587	AUD	4,948	October 18, 2021	9
CIT	USD	104,874	EUR	89,517	October 01, 2021	1,182
CIT	USD	12,267	EUR	10,459	October 04, 2021	151
CIT	USD	5,372	EUR	4,631	October 05, 2021	7
CIT	USD	9,044	EUR	7,740	October 08, 2021	76
CIT	USD	26,198	EUR	22,524	October 22, 2021	96
CIT	USD	23,951	GBP	17,367	October 01, 2021	551
CIT	USD	188,435	GBP	137,256	October 07, 2021	3,496
CIT	USD	3,796	GBP	2,770	October 08, 2021	64
CIT	USD	12,271	GBP	9,001	October 20, 2021	143
CIT	USD	21,290	GBP	15,824	November 09, 2021	(31)
CIT	USD	110,271	GBP	81,957	November 12, 2021	(158)
CIT	USD	2,847	HKD	22,175	October 19, 2021	(1)
CIT	USD	2,606	JPY	285,600	October 20, 2021	39
CIT	USD	5,345	JPY	589,050	October 28, 2021	51
CIT	USD	9,162	JPY	1,009,630	November 05, 2021	88
CIT	USD	5,787	JPY	637,669	November 09, 2021	56
CIT	USD	20,308	JPY	2,237,795	November 12, 2021	195
CIT	USD	13,306	JPY	1,466,231	November 18, 2021	128
CIT	USD	58,832	JPY	6,543,856	November 19, 2021	14
CIT	USD	9,454	JPY	1,033,600	November 24, 2021	164
CIT	USD	226,321	JPY	25,199,185	November 26, 2021	(188)
CIT	USD	2,484	JPY	273,700	November 30, 2021	24
CIT	USD	370,463	JPY	41,244,569	December 10, 2021	(364)
CIT	USD	10,047	NZD	14,163	October 01, 2021	270
CIT	USD	8,198	NZD	11,788	October 15, 2021	61
CIT	USD	5,780	SEK	50,258	October 04, 2021	39
CIT	USD	19,768	SEK	173,051	October 06, 2021	(1)
CIT	USD	5,040	SEK	44,315	October 07, 2021	(22)
MEL	USD	1,426,709	CHF	1,304,036	October 15, 2021	26,854
MEL	USD	1,763,088	EUR	1,488,348	October 15, 2021	38,561
MEL	USD	4,819	GBP	3,503	October 05, 2021	99
MEL	USD	2,655	GBP	1,930	October 15, 2021	55
MEL	USD	2,903	HKD	22,568	October 05, 2021	4
MEL	USD	3,795	HKD	29,500	October 06, 2021	5
MEL	USD	20,772	JPY	2,300,100	December 01, 2021	96
MEL	USD	1,066,787	JPY	118,745,777	December 03, 2021	(694)
MEL	USD	22,912	JPY	2,550,085	December 17, 2021	(19)
MEL	USD	64,809	JPY	7,212,845	December 24, 2021	(60)
					Net Appreciation	$72,631
Counterparty Abbreviations:
CIT	Citigroup Global Markets
MEL	Mellon Capital
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Summary of Investments by Country as of September 30, 2021.
Country	Fair Value	Percentage of Fund Investments
Japan	$283,601,798	22.74%
United Kingdom	146,625,531	11.75
France	126,834,945	10.17
Switzerland	117,674,855	9.43
Germany	105,436,295	8.45
Australia	82,087,719	6.58
United States	75,305,806	6.04
Netherlands	73,200,681	5.87
Sweden	40,060,592	3.21
Hong Kong	34,743,468	2.79
Denmark	30,744,016	2.46
Spain	28,384,507	2.28
Italy	23,935,529	1.92
Finland	14,927,784	1.20
Singapore	13,687,752	1.10
Ireland	12,728,547	1.02
Belgium	9,646,968	0.77
Norway	7,790,778	0.62
Israel	7,324,556	0.59
New Zealand	3,735,440	0.30
Luxembourg	3,577,538	0.29
Austria	2,497,436	0.20
Portugal	1,770,632	0.14
Chile	473,100	0.04
Russia	308,021	0.02
Poland	251,506	0.02
United Arab Emirates	484	0.00
Total	$1,247,356,284	100.00%
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$32,183,713	$1,132,882,376	$484	$1,165,066,573
Preferred Stock	205,916	6,573,158	—	6,779,074
Rights	72,403	132,429	—	204,832
Government Money Market Mutual Funds	41,709,000	—	—	41,709,000
Short Term Investments	—	33,596,805	—	33,596,805
Total investments, at fair value:	74,171,032	1,173,184,768	484	1,247,356,284
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	74,169	—	74,169
Total Assets	$74,171,032	$1,173,258,937	$484	$1,247,430,453
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(1,538)	—	(1,538)
Futures Contracts(a)	$(696,824)	$—	$—	$(696,824)
Total Liabilities	$(696,824)	$(1,538)	$0	$(698,362)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

September 30, 2021

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 182 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average foreign currency contracts amount of $5,476,523 in forward contracts for the reporting period.

September 30, 2021